Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000011998 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Institutional Shares
Trading Symbol	STLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48(a)	0.46%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 48	[1]
Expense Ratio, Percent	0.46%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 10.28%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2030 Fund Custom Benchmark returned 9.28%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	10.28%	6.18%	6.76%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	9.28	5.70	6.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 394,920,895
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 324,640
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$394,920,895
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$324,640
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	48.8%
Fixed-Income Funds	32.3%
Money Market Funds	23.4%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.0%
BlackRock Diversified Fixed Income Fund, Class K	21.8%
iShares 0-5 Year TIPS Bond ETF	8.7%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	3.8%
BlackRock Advantage Emerging Markets Fund, Class K	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	1.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.0%
BlackRock Diversified Fixed Income Fund, Class K	21.8%
iShares 0-5 Year TIPS Bond ETF	8.7%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	3.8%
BlackRock Advantage Emerging Markets Fund, Class K	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	1.6%
(b)Excludes short-term securities.
C000011997 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Investor A Shares
Trading Symbol	LPRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$75(a)	0.71%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 75	[2]
Expense Ratio, Percent	0.71%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 10.11%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2030 Fund Custom Benchmark returned 9.28%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	10.11%	5.92%	6.51%
Investor A Shares (with sales charge)	4.33	4.78	5.93
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	9.28	5.70	6.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 394,920,895
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 324,640
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$394,920,895
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$324,640
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	48.8%
Fixed-Income Funds	32.3%
Money Market Funds	23.4%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.0%
BlackRock Diversified Fixed Income Fund, Class K	21.8%
iShares 0-5 Year TIPS Bond ETF	8.7%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	3.8%
BlackRock Advantage Emerging Markets Fund, Class K	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	1.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.0%
BlackRock Diversified Fixed Income Fund, Class K	21.8%
iShares 0-5 Year TIPS Bond ETF	8.7%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	3.8%
BlackRock Advantage Emerging Markets Fund, Class K	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	1.6%
(b)Excludes short-term securities.
C000088835 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Investor C Shares
Trading Symbol	LPCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$153(a)	1.46%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 153	[3]
Expense Ratio, Percent	1.46%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 9.27%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2030 Fund Custom Benchmark returned 9.28%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	9.27%	5.13%	5.84%
Investor C Shares (with sales charge)	8.27	5.13	5.84
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	9.28	5.70	6.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 394,920,895
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 324,640
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$394,920,895
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$324,640
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	48.8%
Fixed-Income Funds	32.3%
Money Market Funds	23.4%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.0%
BlackRock Diversified Fixed Income Fund, Class K	21.8%
iShares 0-5 Year TIPS Bond ETF	8.7%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	3.8%
BlackRock Advantage Emerging Markets Fund, Class K	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	1.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.0%
BlackRock Diversified Fixed Income Fund, Class K	21.8%
iShares 0-5 Year TIPS Bond ETF	8.7%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	3.8%
BlackRock Advantage Emerging Markets Fund, Class K	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	1.6%
(b)Excludes short-term securities.
C000051481 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Class K Shares
Trading Symbol	LPSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23(a)	0.22%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 23	[4]
Expense Ratio, Percent	0.22%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 10.58%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2030 Fund Custom Benchmark returned 9.28%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	10.58%	6.43%	7.02%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	9.28	5.70	6.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 394,920,895
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 324,640
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$394,920,895
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$324,640
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	48.8%
Fixed-Income Funds	32.3%
Money Market Funds	23.4%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.0%
BlackRock Diversified Fixed Income Fund, Class K	21.8%
iShares 0-5 Year TIPS Bond ETF	8.7%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	3.8%
BlackRock Advantage Emerging Markets Fund, Class K	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	1.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.0%
BlackRock Diversified Fixed Income Fund, Class K	21.8%
iShares 0-5 Year TIPS Bond ETF	8.7%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	3.8%
BlackRock Advantage Emerging Markets Fund, Class K	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	1.6%
(b)Excludes short-term securities.
C000082487 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Class R Shares
Trading Symbol	LPRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$95(a)	0.91%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 95	[5]
Expense Ratio, Percent	0.91%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 9.78%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2030 Fund Custom Benchmark returned 9.28%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	9.78%	5.70%	6.28%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2030 Fund Custom Benchmark	9.28	5.70	6.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 394,920,895
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 324,640
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$394,920,895
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$324,640
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	48.8%
Fixed-Income Funds	32.3%
Money Market Funds	23.4%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.0%
BlackRock Diversified Fixed Income Fund, Class K	21.8%
iShares 0-5 Year TIPS Bond ETF	8.7%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	3.8%
BlackRock Advantage Emerging Markets Fund, Class K	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	1.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.0%
BlackRock Diversified Fixed Income Fund, Class K	21.8%
iShares 0-5 Year TIPS Bond ETF	8.7%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	3.8%
BlackRock Advantage Emerging Markets Fund, Class K	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	1.6%
(b)Excludes short-term securities.
C000012000 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Institutional Shares
Trading Symbol	STLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51(a)	0.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 51	[6]
Expense Ratio, Percent	0.48%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 14.00%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	14.00%	8.30%	8.30%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	12.74	7.82	7.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 406,928,608
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 270,968
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$406,928,608
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$270,968
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.7%
Money Market Funds	29.8%
Fixed-Income Funds	9.5%
Liabilities in Excess of Other Assets	(5.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.5%
International Tilts Master Portfolio	9.6%
BlackRock Diversified Fixed Income Fund, Class K	5.8%
BlackRock Tactical Opportunities Fund, Class K	3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.1%
BlackRock Real Estate Securities Fund	3.0%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares Global Infrastructure ETF	1.9%
iShares 0-5 Year TIPS Bond ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.5%
International Tilts Master Portfolio	9.6%
BlackRock Diversified Fixed Income Fund, Class K	5.8%
BlackRock Tactical Opportunities Fund, Class K	3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.1%
BlackRock Real Estate Securities Fund	3.0%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares Global Infrastructure ETF	1.9%
iShares 0-5 Year TIPS Bond ETF	0.5%
(b)Excludes short-term securities.
C000011999 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Investor A Shares
Trading Symbol	LPREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$78(a)	0.73%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 78	[7]
Expense Ratio, Percent	0.73%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 13.63%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	13.63%	8.03%	8.02%
Investor A Shares (with sales charge)	7.66	6.87	7.44
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	12.74	7.82	7.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 406,928,608
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 270,968
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$406,928,608
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$270,968
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.7%
Money Market Funds	29.8%
Fixed-Income Funds	9.5%
Liabilities in Excess of Other Assets	(5.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.5%
International Tilts Master Portfolio	9.6%
BlackRock Diversified Fixed Income Fund, Class K	5.8%
BlackRock Tactical Opportunities Fund, Class K	3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.1%
BlackRock Real Estate Securities Fund	3.0%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares Global Infrastructure ETF	1.9%
iShares 0-5 Year TIPS Bond ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.5%
International Tilts Master Portfolio	9.6%
BlackRock Diversified Fixed Income Fund, Class K	5.8%
BlackRock Tactical Opportunities Fund, Class K	3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.1%
BlackRock Real Estate Securities Fund	3.0%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares Global Infrastructure ETF	1.9%
iShares 0-5 Year TIPS Bond ETF	0.5%
(b)Excludes short-term securities.
C000088838 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Investor C Shares
Trading Symbol	LPCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$158(a)	1.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 158	[8]
Expense Ratio, Percent	1.48%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 12.86%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	12.86%	7.22%	7.35%
Investor C Shares (with sales charge)	11.86	7.22	7.35
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	12.74	7.82	7.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 406,928,608
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 270,968
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$406,928,608
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$270,968
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.7%
Money Market Funds	29.8%
Fixed-Income Funds	9.5%
Liabilities in Excess of Other Assets	(5.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.5%
International Tilts Master Portfolio	9.6%
BlackRock Diversified Fixed Income Fund, Class K	5.8%
BlackRock Tactical Opportunities Fund, Class K	3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.1%
BlackRock Real Estate Securities Fund	3.0%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares Global Infrastructure ETF	1.9%
iShares 0-5 Year TIPS Bond ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.5%
International Tilts Master Portfolio	9.6%
BlackRock Diversified Fixed Income Fund, Class K	5.8%
BlackRock Tactical Opportunities Fund, Class K	3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.1%
BlackRock Real Estate Securities Fund	3.0%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares Global Infrastructure ETF	1.9%
iShares 0-5 Year TIPS Bond ETF	0.5%
(b)Excludes short-term securities.
C000051482 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Class K Shares
Trading Symbol	LPSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25(a)	0.23%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 25	[9]
Expense Ratio, Percent	0.23%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 14.20%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	14.20%	8.57%	8.55%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	12.74	7.82	7.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 406,928,608
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 270,968
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$406,928,608
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$270,968
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.7%
Money Market Funds	29.8%
Fixed-Income Funds	9.5%
Liabilities in Excess of Other Assets	(5.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.5%
International Tilts Master Portfolio	9.6%
BlackRock Diversified Fixed Income Fund, Class K	5.8%
BlackRock Tactical Opportunities Fund, Class K	3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.1%
BlackRock Real Estate Securities Fund	3.0%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares Global Infrastructure ETF	1.9%
iShares 0-5 Year TIPS Bond ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.5%
International Tilts Master Portfolio	9.6%
BlackRock Diversified Fixed Income Fund, Class K	5.8%
BlackRock Tactical Opportunities Fund, Class K	3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.1%
BlackRock Real Estate Securities Fund	3.0%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares Global Infrastructure ETF	1.9%
iShares 0-5 Year TIPS Bond ETF	0.5%
(b)Excludes short-term securities.
C000082488 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Class R Shares
Trading Symbol	LPRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$99(a)	0.93%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 99	[10]
Expense Ratio, Percent	0.93%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 13.44%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2040 Fund Custom Benchmark returned 12.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	13.44%	7.81%	7.80%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2040 Fund Custom Benchmark	12.74	7.82	7.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 406,928,608
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 270,968
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$406,928,608
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$270,968
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.7%
Money Market Funds	29.8%
Fixed-Income Funds	9.5%
Liabilities in Excess of Other Assets	(5.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.5%
International Tilts Master Portfolio	9.6%
BlackRock Diversified Fixed Income Fund, Class K	5.8%
BlackRock Tactical Opportunities Fund, Class K	3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.1%
BlackRock Real Estate Securities Fund	3.0%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares Global Infrastructure ETF	1.9%
iShares 0-5 Year TIPS Bond ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.5%
International Tilts Master Portfolio	9.6%
BlackRock Diversified Fixed Income Fund, Class K	5.8%
BlackRock Tactical Opportunities Fund, Class K	3.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.1%
BlackRock Real Estate Securities Fund	3.0%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares Global Infrastructure ETF	1.9%
iShares 0-5 Year TIPS Bond ETF	0.5%
(b)Excludes short-term securities.
C000012002 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Institutional Shares
Trading Symbol	STLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46(a)	0.44%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 46	[11]
Expense Ratio, Percent	0.44%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 8.40%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Dynamic Retirement Fund Custom Benchmark returned 7.19%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	8.40%	4.56%	5.06%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Dynamic Retirement Fund Custom Benchmark	7.19	4.00	4.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 422,710,424
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 160,277
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$422,710,424
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$160,277
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	45.1%
Equity Funds	36.1%
Money Market Funds	20.3%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	34.6%
Diversified Equity Master Portfolio	22.5%
iShares 0-5 Year TIPS Bond ETF	10.3%
BlackRock Tactical Opportunities Fund, Class K	4.0%
International Tilts Master Portfolio	4.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.8%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	0.4%
BlackRock High Yield Bond Portfolio, Class K	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	34.6%
Diversified Equity Master Portfolio	22.5%
iShares 0-5 Year TIPS Bond ETF	10.3%
BlackRock Tactical Opportunities Fund, Class K	4.0%
International Tilts Master Portfolio	4.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.8%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	0.4%
BlackRock High Yield Bond Portfolio, Class K	0.2%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Dynamic 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000012001 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Investor A Shares
Trading Symbol	LPRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$72(a)	0.69%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 72	[12]
Expense Ratio, Percent	0.69%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 8.12%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Dynamic Retirement Fund Custom Benchmark returned 7.19%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	8.12%	4.30%	4.80%
Investor A Shares (with sales charge)	2.45	3.18	4.23
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Dynamic Retirement Fund Custom Benchmark	7.19	4.00	4.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 422,710,424
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 160,277
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$422,710,424
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$160,277
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	45.1%
Equity Funds	36.1%
Money Market Funds	20.3%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	34.6%
Diversified Equity Master Portfolio	22.5%
iShares 0-5 Year TIPS Bond ETF	10.3%
BlackRock Tactical Opportunities Fund, Class K	4.0%
International Tilts Master Portfolio	4.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.8%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	0.4%
BlackRock High Yield Bond Portfolio, Class K	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	34.6%
Diversified Equity Master Portfolio	22.5%
iShares 0-5 Year TIPS Bond ETF	10.3%
BlackRock Tactical Opportunities Fund, Class K	4.0%
International Tilts Master Portfolio	4.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.8%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	0.4%
BlackRock High Yield Bond Portfolio, Class K	0.2%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Dynamic 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000088841 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Investor C Shares
Trading Symbol	LPCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$151(a)	1.46%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 151	[13]
Expense Ratio, Percent	1.46%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 7.33%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Dynamic Retirement Fund Custom Benchmark returned 7.19%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	7.33%	3.53%	4.15%
Investor C Shares (with sales charge)	6.36	3.53	4.15
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Dynamic Retirement Fund Custom Benchmark	7.19	4.00	4.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 422,710,424
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 160,277
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$422,710,424
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$160,277
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	45.1%
Equity Funds	36.1%
Money Market Funds	20.3%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	34.6%
Diversified Equity Master Portfolio	22.5%
iShares 0-5 Year TIPS Bond ETF	10.3%
BlackRock Tactical Opportunities Fund, Class K	4.0%
International Tilts Master Portfolio	4.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.8%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	0.4%
BlackRock High Yield Bond Portfolio, Class K	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	34.6%
Diversified Equity Master Portfolio	22.5%
iShares 0-5 Year TIPS Bond ETF	10.3%
BlackRock Tactical Opportunities Fund, Class K	4.0%
International Tilts Master Portfolio	4.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.8%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	0.4%
BlackRock High Yield Bond Portfolio, Class K	0.2%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Dynamic 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000051483 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Class K Shares
Trading Symbol	LPSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$22(a)	0.21%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 22	[14]
Expense Ratio, Percent	0.21%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 8.71%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Dynamic Retirement Fund Custom Benchmark returned 7.19%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	8.71%	4.84%	5.32%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Dynamic Retirement Fund Custom Benchmark	7.19	4.00	4.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 422,710,424
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 160,277
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$422,710,424
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$160,277
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	45.1%
Equity Funds	36.1%
Money Market Funds	20.3%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	34.6%
Diversified Equity Master Portfolio	22.5%
iShares 0-5 Year TIPS Bond ETF	10.3%
BlackRock Tactical Opportunities Fund, Class K	4.0%
International Tilts Master Portfolio	4.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.8%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	0.4%
BlackRock High Yield Bond Portfolio, Class K	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	34.6%
Diversified Equity Master Portfolio	22.5%
iShares 0-5 Year TIPS Bond ETF	10.3%
BlackRock Tactical Opportunities Fund, Class K	4.0%
International Tilts Master Portfolio	4.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.8%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	0.4%
BlackRock High Yield Bond Portfolio, Class K	0.2%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Dynamic 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000082489 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Class R Shares
Trading Symbol	LPRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$95(a)	0.91%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 95	[15]
Expense Ratio, Percent	0.91%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 8.00%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%, the Russell 1000® Index returned 24.51% and the LifePath Dynamic Retirement Fund Custom Benchmark returned 7.19%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	8.00%	4.12%	4.59%
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Russell 1000® Index	24.51	14.28	12.87
LifePath Dynamic Retirement Fund Custom Benchmark	7.19	4.00	4.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 422,710,424
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 160,277
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$422,710,424
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$160,277
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	45.1%
Equity Funds	36.1%
Money Market Funds	20.3%
Liabilities in Excess of Other Assets	(1.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	34.6%
Diversified Equity Master Portfolio	22.5%
iShares 0-5 Year TIPS Bond ETF	10.3%
BlackRock Tactical Opportunities Fund, Class K	4.0%
International Tilts Master Portfolio	4.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.8%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	0.4%
BlackRock High Yield Bond Portfolio, Class K	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	34.6%
Diversified Equity Master Portfolio	22.5%
iShares 0-5 Year TIPS Bond ETF	10.3%
BlackRock Tactical Opportunities Fund, Class K	4.0%
International Tilts Master Portfolio	4.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.8%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Global Infrastructure ETF	1.6%
BlackRock Real Estate Securities Fund	0.4%
BlackRock High Yield Bond Portfolio, Class K	0.2%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® Dynamic 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000063261 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Institutional Shares
Trading Symbol	STLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53(a)	0.49%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 53	[16]
Expense Ratio, Percent	0.49%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 16.46%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.46%	9.40%	8.94%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	15.70	9.36	8.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 278,716,739
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 180,108
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$278,716,739
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$180,108
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	72.0%
Money Market Funds	27.1%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(0.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	51.3%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
BlackRock Real Estate Securities Fund	1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares MSCI Canada ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	—	%(c)
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	51.3%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
BlackRock Real Estate Securities Fund	1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares MSCI Canada ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	—	%(c)
(b)Excludes short-term securities.(c)Rounds to less than 0.1%.
C000063260 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Investor A Shares
Trading Symbol	LPRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$80(a)	0.74%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 80	[17]
Expense Ratio, Percent	0.74%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 16.14%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.14%	9.12%	8.67%
Investor A Shares (with sales charge)	10.04	7.95	8.09
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	15.70	9.36	8.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 278,716,739
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 180,108
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$278,716,739
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$180,108
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	72.0%
Money Market Funds	27.1%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(0.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	51.3%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
BlackRock Real Estate Securities Fund	1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares MSCI Canada ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	—	%(c)
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	51.3%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
BlackRock Real Estate Securities Fund	1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares MSCI Canada ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	—	%(c)
(b)Excludes short-term securities.(c)Rounds to less than 0.1%.
C000088844 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Investor C Shares
Trading Symbol	LPCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$160(a)	1.49%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 160	[18]
Expense Ratio, Percent	1.49%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 15.31%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.31%	8.30%	7.99%
Investor C Shares (with sales charge)	14.31	8.30	7.99
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	15.70	9.36	8.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 278,716,739
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 180,108
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$278,716,739
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$180,108
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	72.0%
Money Market Funds	27.1%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(0.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	51.3%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
BlackRock Real Estate Securities Fund	1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares MSCI Canada ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	—	%(c)
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	51.3%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
BlackRock Real Estate Securities Fund	1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares MSCI Canada ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	—	%(c)
(b)Excludes short-term securities.(c)Rounds to less than 0.1%.
C000063262 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Class K Shares
Trading Symbol	LPSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$26(a)	0.24%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 26	[19]
Expense Ratio, Percent	0.24%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 16.74%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	16.74%	9.67%	9.20%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	15.70	9.36	8.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 278,716,739
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 180,108
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$278,716,739
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$180,108
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	72.0%
Money Market Funds	27.1%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(0.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	51.3%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
BlackRock Real Estate Securities Fund	1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares MSCI Canada ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	—	%(c)
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	51.3%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
BlackRock Real Estate Securities Fund	1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares MSCI Canada ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	—	%(c)
(b)Excludes short-term securities.(c)Rounds to less than 0.1%.
C000082490 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Class R Shares
Trading Symbol	LPRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$101(a)	0.94%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 101	[20]
Expense Ratio, Percent	0.94%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 15.93%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2050 Fund Custom Benchmark returned 15.70%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	15.93%	8.90%	8.45%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2050 Fund Custom Benchmark	15.70	9.36	8.88

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 278,716,739
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 180,108
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$278,716,739
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$180,108
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	72.0%
Money Market Funds	27.1%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(0.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	51.3%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
BlackRock Real Estate Securities Fund	1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares MSCI Canada ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	—	%(c)
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	51.3%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	3.1%
BlackRock Advantage Emerging Markets Fund, Class K	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
BlackRock Real Estate Securities Fund	1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares MSCI Canada ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	—	%(c)
(b)Excludes short-term securities.(c)Rounds to less than 0.1%.
C000089955 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Institutional Shares
Trading Symbol	LPJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51(a)	0.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 51	[21]
Expense Ratio, Percent	0.48%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 11.78%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	11.78%	7.21%	7.51%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	11.03	6.81	7.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 289,428,867
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 237,641
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$289,428,867
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$237,641
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	50.6%
Money Market Funds	37.2%
Fixed-Income Funds	12.7%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	34.0%
BlackRock Diversified Fixed Income Fund, Class K	10.6%
International Tilts Master Portfolio	6.0%
BlackRock Tactical Opportunities Fund, Class K	2.6%
BlackRock Real Estate Securities Fund	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	1.9%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	34.0%
BlackRock Diversified Fixed Income Fund, Class K	10.6%
International Tilts Master Portfolio	6.0%
BlackRock Tactical Opportunities Fund, Class K	2.6%
BlackRock Real Estate Securities Fund	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	1.9%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares 0-5 Year TIPS Bond ETF	0.6%
(b)Excludes short-term securities.
C000089953 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Investor A Shares
Trading Symbol	LPJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$77(a)	0.73%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 77	[22]
Expense Ratio, Percent	0.73%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 11.47%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	11.47%	6.93%	7.24%
Investor A Shares (with sales charge)	5.62	5.78	6.66
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	11.03	6.81	7.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 289,428,867
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 237,641
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$289,428,867
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$237,641
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	50.6%
Money Market Funds	37.2%
Fixed-Income Funds	12.7%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	34.0%
BlackRock Diversified Fixed Income Fund, Class K	10.6%
International Tilts Master Portfolio	6.0%
BlackRock Tactical Opportunities Fund, Class K	2.6%
BlackRock Real Estate Securities Fund	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	1.9%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	34.0%
BlackRock Diversified Fixed Income Fund, Class K	10.6%
International Tilts Master Portfolio	6.0%
BlackRock Tactical Opportunities Fund, Class K	2.6%
BlackRock Real Estate Securities Fund	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	1.9%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares 0-5 Year TIPS Bond ETF	0.6%
(b)Excludes short-term securities.
C000089954 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Investor C Shares
Trading Symbol	LPJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$156(a)	1.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 156	[23]
Expense Ratio, Percent	1.48%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 10.69%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	10.69%	6.14%	6.57%
Investor C Shares (with sales charge)	9.69	6.14	6.57
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	11.03	6.81	7.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 289,428,867
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 237,641
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$289,428,867
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$237,641
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	50.6%
Money Market Funds	37.2%
Fixed-Income Funds	12.7%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	34.0%
BlackRock Diversified Fixed Income Fund, Class K	10.6%
International Tilts Master Portfolio	6.0%
BlackRock Tactical Opportunities Fund, Class K	2.6%
BlackRock Real Estate Securities Fund	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	1.9%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	34.0%
BlackRock Diversified Fixed Income Fund, Class K	10.6%
International Tilts Master Portfolio	6.0%
BlackRock Tactical Opportunities Fund, Class K	2.6%
BlackRock Real Estate Securities Fund	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	1.9%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares 0-5 Year TIPS Bond ETF	0.6%
(b)Excludes short-term securities.
C000089956 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Class K Shares
Trading Symbol	LPJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24(a)	0.23%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 24	[24]
Expense Ratio, Percent	0.23%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 12.06%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.06%	7.47%	7.76%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	11.03	6.81	7.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 289,428,867
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 237,641
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$289,428,867
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$237,641
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	50.6%
Money Market Funds	37.2%
Fixed-Income Funds	12.7%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	34.0%
BlackRock Diversified Fixed Income Fund, Class K	10.6%
International Tilts Master Portfolio	6.0%
BlackRock Tactical Opportunities Fund, Class K	2.6%
BlackRock Real Estate Securities Fund	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	1.9%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	34.0%
BlackRock Diversified Fixed Income Fund, Class K	10.6%
International Tilts Master Portfolio	6.0%
BlackRock Tactical Opportunities Fund, Class K	2.6%
BlackRock Real Estate Securities Fund	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	1.9%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares 0-5 Year TIPS Bond ETF	0.6%
(b)Excludes short-term securities.
C000089952 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Class R Shares
Trading Symbol	LPJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$98(a)	0.93%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 98	[25]
Expense Ratio, Percent	0.93%	[25]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 11.31%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2035 Fund Custom Benchmark returned 11.03%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	11.31%	6.72%	7.02%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2035 Fund Custom Benchmark	11.03	6.81	7.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 289,428,867
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 237,641
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$289,428,867
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$237,641
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	50.6%
Money Market Funds	37.2%
Fixed-Income Funds	12.7%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	34.0%
BlackRock Diversified Fixed Income Fund, Class K	10.6%
International Tilts Master Portfolio	6.0%
BlackRock Tactical Opportunities Fund, Class K	2.6%
BlackRock Real Estate Securities Fund	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	1.9%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares 0-5 Year TIPS Bond ETF	0.6%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	34.0%
BlackRock Diversified Fixed Income Fund, Class K	10.6%
International Tilts Master Portfolio	6.0%
BlackRock Tactical Opportunities Fund, Class K	2.6%
BlackRock Real Estate Securities Fund	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	1.9%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.5%
iShares 0-5 Year TIPS Bond ETF	0.6%
(b)Excludes short-term securities.
C000089959 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Institutional Shares
Trading Symbol	LPHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54(a)	0.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 54	[26]
Expense Ratio, Percent	0.50%	[26]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 15.51%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	15.51%	9.11%	8.77%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	14.38	8.75	8.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 236,416,164
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 183,394
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$236,416,164
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$183,394
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.3%
Money Market Funds	34.1%
Fixed-Income Funds	2.8%
Liabilities in Excess of Other Assets	(2.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.0%
International Tilts Master Portfolio	8.7%
BlackRock Real Estate Securities Fund	3.7%
BlackRock Tactical Opportunities Fund, Class K	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.7%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
iShares Global Infrastructure ETF	0.3%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.0%
International Tilts Master Portfolio	8.7%
BlackRock Real Estate Securities Fund	3.7%
BlackRock Tactical Opportunities Fund, Class K	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.7%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
iShares Global Infrastructure ETF	0.3%
iShares MSCI Canada ETF	0.2%
(b)Excludes short-term securities.
C000089957 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Investor A Shares
Trading Symbol	LPHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$81(a)	0.75%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 81	[27]
Expense Ratio, Percent	0.75%	[27]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 15.25%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	15.25%	8.86%	8.51%
Investor A Shares (with sales charge)	9.20	7.69	7.92
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	14.38	8.75	8.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 236,416,164
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 183,394
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$236,416,164
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$183,394
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.3%
Money Market Funds	34.1%
Fixed-Income Funds	2.8%
Liabilities in Excess of Other Assets	(2.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.0%
International Tilts Master Portfolio	8.7%
BlackRock Real Estate Securities Fund	3.7%
BlackRock Tactical Opportunities Fund, Class K	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.7%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
iShares Global Infrastructure ETF	0.3%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.0%
International Tilts Master Portfolio	8.7%
BlackRock Real Estate Securities Fund	3.7%
BlackRock Tactical Opportunities Fund, Class K	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.7%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
iShares Global Infrastructure ETF	0.3%
iShares MSCI Canada ETF	0.2%
(b)Excludes short-term securities.
C000089958 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Investor C Shares
Trading Symbol	LPHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$161(a)	1.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 161	[28]
Expense Ratio, Percent	1.50%	[28]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 14.38%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	14.38%	8.03%	7.83%
Investor C Shares (with sales charge)	13.38	8.03	7.83
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	14.38	8.75	8.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 236,416,164
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 183,394
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$236,416,164
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$183,394
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.3%
Money Market Funds	34.1%
Fixed-Income Funds	2.8%
Liabilities in Excess of Other Assets	(2.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.0%
International Tilts Master Portfolio	8.7%
BlackRock Real Estate Securities Fund	3.7%
BlackRock Tactical Opportunities Fund, Class K	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.7%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
iShares Global Infrastructure ETF	0.3%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.0%
International Tilts Master Portfolio	8.7%
BlackRock Real Estate Securities Fund	3.7%
BlackRock Tactical Opportunities Fund, Class K	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.7%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
iShares Global Infrastructure ETF	0.3%
iShares MSCI Canada ETF	0.2%
(b)Excludes short-term securities.
C000089960 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Class K Shares
Trading Symbol	LPHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$27(a)	0.25%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 27	[29]
Expense Ratio, Percent	0.25%	[29]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 15.85%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	15.85%	9.39%	9.04%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	14.38	8.75	8.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 236,416,164
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 183,394
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$236,416,164
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$183,394
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.3%
Money Market Funds	34.1%
Fixed-Income Funds	2.8%
Liabilities in Excess of Other Assets	(2.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.0%
International Tilts Master Portfolio	8.7%
BlackRock Real Estate Securities Fund	3.7%
BlackRock Tactical Opportunities Fund, Class K	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.7%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
iShares Global Infrastructure ETF	0.3%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.0%
International Tilts Master Portfolio	8.7%
BlackRock Real Estate Securities Fund	3.7%
BlackRock Tactical Opportunities Fund, Class K	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.7%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
iShares Global Infrastructure ETF	0.3%
iShares MSCI Canada ETF	0.2%
(b)Excludes short-term securities.
C000089961 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Class R Shares
Trading Symbol	LPHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$102(a)	0.95%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 102	[30]
Expense Ratio, Percent	0.95%	[30]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 15.03%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2045 Fund Custom Benchmark returned 14.38%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	15.03%	8.62%	8.28%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2045 Fund Custom Benchmark	14.38	8.75	8.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 236,416,164
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 183,394
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$236,416,164
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$183,394
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.3%
Money Market Funds	34.1%
Fixed-Income Funds	2.8%
Liabilities in Excess of Other Assets	(2.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.0%
International Tilts Master Portfolio	8.7%
BlackRock Real Estate Securities Fund	3.7%
BlackRock Tactical Opportunities Fund, Class K	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.7%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
iShares Global Infrastructure ETF	0.3%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.0%
International Tilts Master Portfolio	8.7%
BlackRock Real Estate Securities Fund	3.7%
BlackRock Tactical Opportunities Fund, Class K	2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Advantage Emerging Markets Fund, Class K	1.7%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
iShares Global Infrastructure ETF	0.3%
iShares MSCI Canada ETF	0.2%
(b)Excludes short-term securities.
C000089964 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Institutional Shares
Trading Symbol	LPVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55(a)	0.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 55	[31]
Expense Ratio, Percent	0.51%	[31]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 16.97%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.97%	9.69%	9.05%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	16.33	9.57	8.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 195,498,979
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 134,898
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$195,498,979
Number of Portfolio Holdings	30
Net Investment Advisory Fees	$134,898
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.9%
Money Market Funds	27.6%
Fixed-Income Funds	0.3%
Other Assets Less Liabilities	1.2
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.7%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	2.1%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares MSCI Canada ETF	0.9%
BlackRock Real Estate Securities Fund	0.7%
iShares Russell 2000 ETF	0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
BlackRock Diversified Fixed Income Fund, Class K	0.1%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.7%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	2.1%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares MSCI Canada ETF	0.9%
BlackRock Real Estate Securities Fund	0.7%
iShares Russell 2000 ETF	0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
BlackRock Diversified Fixed Income Fund, Class K	0.1%
(b)Excludes short-term securities.
C000089962 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Investor A Shares
Trading Symbol	LPVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$82(a)	0.76%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 82	[32]
Expense Ratio, Percent	0.76%	[32]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 16.76%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.76%	9.42%	8.78%
Investor A Shares (with sales charge)	10.63	8.25	8.20
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	16.33	9.57	8.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 195,498,979
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 134,898
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$195,498,979
Number of Portfolio Holdings	30
Net Investment Advisory Fees	$134,898
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.9%
Money Market Funds	27.6%
Fixed-Income Funds	0.3%
Other Assets Less Liabilities	1.2
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.7%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	2.1%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares MSCI Canada ETF	0.9%
BlackRock Real Estate Securities Fund	0.7%
iShares Russell 2000 ETF	0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
BlackRock Diversified Fixed Income Fund, Class K	0.1%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.7%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	2.1%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares MSCI Canada ETF	0.9%
BlackRock Real Estate Securities Fund	0.7%
iShares Russell 2000 ETF	0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
BlackRock Diversified Fixed Income Fund, Class K	0.1%
(b)Excludes short-term securities.
C000089963 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Investor C Shares
Trading Symbol	LPVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$163(a)	1.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 163	[33]
Expense Ratio, Percent	1.51%	[33]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 15.82%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.82%	8.59%	8.10%
Investor C Shares (with sales charge)	14.82	8.59	8.10
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	16.33	9.57	8.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 195,498,979
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 134,898
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$195,498,979
Number of Portfolio Holdings	30
Net Investment Advisory Fees	$134,898
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.9%
Money Market Funds	27.6%
Fixed-Income Funds	0.3%
Other Assets Less Liabilities	1.2
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.7%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	2.1%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares MSCI Canada ETF	0.9%
BlackRock Real Estate Securities Fund	0.7%
iShares Russell 2000 ETF	0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
BlackRock Diversified Fixed Income Fund, Class K	0.1%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.7%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	2.1%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares MSCI Canada ETF	0.9%
BlackRock Real Estate Securities Fund	0.7%
iShares Russell 2000 ETF	0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
BlackRock Diversified Fixed Income Fund, Class K	0.1%
(b)Excludes short-term securities.
C000089965 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Class K Shares
Trading Symbol	LPVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28(a)	0.26%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 28	[34]
Expense Ratio, Percent	0.26%	[34]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 17.36%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.36%	9.96%	9.32%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	16.33	9.57	8.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 195,498,979
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 134,898
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$195,498,979
Number of Portfolio Holdings	30
Net Investment Advisory Fees	$134,898
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.9%
Money Market Funds	27.6%
Fixed-Income Funds	0.3%
Other Assets Less Liabilities	1.2
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.7%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	2.1%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares MSCI Canada ETF	0.9%
BlackRock Real Estate Securities Fund	0.7%
iShares Russell 2000 ETF	0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
BlackRock Diversified Fixed Income Fund, Class K	0.1%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.7%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	2.1%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares MSCI Canada ETF	0.9%
BlackRock Real Estate Securities Fund	0.7%
iShares Russell 2000 ETF	0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
BlackRock Diversified Fixed Income Fund, Class K	0.1%
(b)Excludes short-term securities.
C000089966 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Class R Shares
Trading Symbol	LPVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$104(a)	0.96%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 104	[35]
Expense Ratio, Percent	0.96%	[35]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 16.50%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2055 Fund Custom Benchmark returned 16.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2015 through December 31, 2024 Initial investment of $10,000
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	16.50%	9.20%	8.54%
Russell 1000® Index	24.51	14.28	12.87
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
LifePath Dynamic 2055 Fund Custom Benchmark	16.33	9.57	8.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 195,498,979
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 134,898
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$195,498,979
Number of Portfolio Holdings	30
Net Investment Advisory Fees	$134,898
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.9%
Money Market Funds	27.6%
Fixed-Income Funds	0.3%
Other Assets Less Liabilities	1.2
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.7%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	2.1%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares MSCI Canada ETF	0.9%
BlackRock Real Estate Securities Fund	0.7%
iShares Russell 2000 ETF	0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
BlackRock Diversified Fixed Income Fund, Class K	0.1%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.7%
International Tilts Master Portfolio	9.6%
BlackRock Tactical Opportunities Fund, Class K	2.4%
BlackRock Advantage Emerging Markets Fund, Class K	2.1%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares MSCI Canada ETF	0.9%
BlackRock Real Estate Securities Fund	0.7%
iShares Russell 2000 ETF	0.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
BlackRock Diversified Fixed Income Fund, Class K	0.1%
(b)Excludes short-term securities.
C000187070 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Institutional Shares
Trading Symbol	LPDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55(a)	0.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 55	[36]
Expense Ratio, Percent	0.51%	[36]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 17.07%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 31, 2017 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	17.07%	9.49%	9.79%
Russell 1000® Index	24.51	14.28	14.19
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.04
LifePath Dynamic 2060 Fund Custom Benchmark	16.37	9.58	9.89

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 81,382,965
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 52,378
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$81,382,965
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$52,378
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.6%
Money Market Funds	29.1%
Fixed-Income Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.4%
International Tilts Master Portfolio	8.8%
iShares MSCI Canada ETF	2.7%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Tactical Opportunities Fund, Class K	1.6%
BlackRock Advantage Emerging Markets Fund, Class K	1.4%
iShares Russell 2000 ETF	0.7%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.4%
International Tilts Master Portfolio	8.8%
iShares MSCI Canada ETF	2.7%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Tactical Opportunities Fund, Class K	1.6%
BlackRock Advantage Emerging Markets Fund, Class K	1.4%
iShares Russell 2000 ETF	0.7%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
(b)Excludes short-term securities.
C000187068 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Investor A Shares
Trading Symbol	LPDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$82(a)	0.76%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 82	[37]
Expense Ratio, Percent	0.76%	[37]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 16.82%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 31, 2017 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	16.82%	9.21%	9.51%
Investor A Shares (with sales charge)	10.68	8.04	8.74
Russell 1000® Index	24.51	14.28	14.19
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.04
LifePath Dynamic 2060 Fund Custom Benchmark	16.37	9.58	9.89

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 81,382,965
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 52,378
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$81,382,965
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$52,378
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.6%
Money Market Funds	29.1%
Fixed-Income Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.4%
International Tilts Master Portfolio	8.8%
iShares MSCI Canada ETF	2.7%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Tactical Opportunities Fund, Class K	1.6%
BlackRock Advantage Emerging Markets Fund, Class K	1.4%
iShares Russell 2000 ETF	0.7%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.4%
International Tilts Master Portfolio	8.8%
iShares MSCI Canada ETF	2.7%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Tactical Opportunities Fund, Class K	1.6%
BlackRock Advantage Emerging Markets Fund, Class K	1.4%
iShares Russell 2000 ETF	0.7%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
(b)Excludes short-term securities.
C000187069 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Investor C Shares
Trading Symbol	LPDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$164(a)	1.52%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 164	[38]
Expense Ratio, Percent	1.52%	[38]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 15.90%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 31, 2017 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor C Shares	15.90%	8.39%	8.66%
Investor C Shares (with sales charge)	14.90	8.39	8.66
Russell 1000® Index	24.51	14.28	14.19
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.04
LifePath Dynamic 2060 Fund Custom Benchmark	16.37	9.58	9.89

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 81,382,965
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 52,378
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$81,382,965
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$52,378
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.6%
Money Market Funds	29.1%
Fixed-Income Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.4%
International Tilts Master Portfolio	8.8%
iShares MSCI Canada ETF	2.7%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Tactical Opportunities Fund, Class K	1.6%
BlackRock Advantage Emerging Markets Fund, Class K	1.4%
iShares Russell 2000 ETF	0.7%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.4%
International Tilts Master Portfolio	8.8%
iShares MSCI Canada ETF	2.7%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Tactical Opportunities Fund, Class K	1.6%
BlackRock Advantage Emerging Markets Fund, Class K	1.4%
iShares Russell 2000 ETF	0.7%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
(b)Excludes short-term securities.
C000187072 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Class K Shares
Trading Symbol	LPDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28(a)	0.26%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 28	[39]
Expense Ratio, Percent	0.26%	[39]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 17.36%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 31, 2017 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	17.36%	9.74%	10.03%
Russell 1000® Index	24.51	14.28	14.19
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.04
LifePath Dynamic 2060 Fund Custom Benchmark	16.37	9.58	9.89

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 81,382,965
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 52,378
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$81,382,965
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$52,378
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.6%
Money Market Funds	29.1%
Fixed-Income Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.4%
International Tilts Master Portfolio	8.8%
iShares MSCI Canada ETF	2.7%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Tactical Opportunities Fund, Class K	1.6%
BlackRock Advantage Emerging Markets Fund, Class K	1.4%
iShares Russell 2000 ETF	0.7%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.4%
International Tilts Master Portfolio	8.8%
iShares MSCI Canada ETF	2.7%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Tactical Opportunities Fund, Class K	1.6%
BlackRock Advantage Emerging Markets Fund, Class K	1.4%
iShares Russell 2000 ETF	0.7%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
(b)Excludes short-term securities.
C000187071 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Class R Shares
Trading Symbol	LPDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$104(a)	0.96%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 104	[40]
Expense Ratio, Percent	0.96%	[40]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 16.51%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2060 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 31, 2017 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class R Shares	16.51%	8.99%	9.29%
Russell 1000® Index	24.51	14.28	14.19
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.04
LifePath Dynamic 2060 Fund Custom Benchmark	16.37	9.58	9.89

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 81,382,965
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 52,378
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$81,382,965
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$52,378
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	70.6%
Money Market Funds	29.1%
Fixed-Income Funds	0.2%
Other Assets Less Liabilities	0.1
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.4%
International Tilts Master Portfolio	8.8%
iShares MSCI Canada ETF	2.7%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Tactical Opportunities Fund, Class K	1.6%
BlackRock Advantage Emerging Markets Fund, Class K	1.4%
iShares Russell 2000 ETF	0.7%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	52.4%
International Tilts Master Portfolio	8.8%
iShares MSCI Canada ETF	2.7%
iShares MSCI EAFE Small-Cap ETF	2.0%
BlackRock Tactical Opportunities Fund, Class K	1.6%
BlackRock Advantage Emerging Markets Fund, Class K	1.4%
iShares Russell 2000 ETF	0.7%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.2%
(b)Excludes short-term securities.
C000213846 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Institutional Shares
Trading Symbol	LPWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55(a)	0.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 55	[41]
Expense Ratio, Percent	0.51%	[41]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Institutional Shares returned 16.50%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	16.50%	9.41%	10.19%
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Dynamic 2065 Fund Custom Benchmark	16.37	9.57	10.43

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 33,585,879
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 25,553
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$33,585,879
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$25,553
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	69.0%
Money Market Funds	31.0%
Fixed-Income Funds	0.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	53.8%
International Tilts Master Portfolio	6.0%
iShares MSCI Canada ETF	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
BlackRock Tactical Opportunities Fund, Class K	1.5%
BlackRock Advantage Emerging Markets Fund, Class K	1.1%
iShares Russell 2000 ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
BlackRock Diversified Fixed Income Fund, Class K	0.3%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	53.8%
International Tilts Master Portfolio	6.0%
iShares MSCI Canada ETF	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
BlackRock Tactical Opportunities Fund, Class K	1.5%
BlackRock Advantage Emerging Markets Fund, Class K	1.1%
iShares Russell 2000 ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
BlackRock Diversified Fixed Income Fund, Class K	0.3%
(b)Excludes short-term securities.
C000213845 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Investor A Shares
Trading Symbol	LPWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$82(a)	0.76%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 82	[42]
Expense Ratio, Percent	0.76%	[42]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor A Shares returned 16.29%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	16.29%	9.15%	9.92%
Investor A Shares (with sales charge)	10.19	7.97	8.78
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Dynamic 2065 Fund Custom Benchmark	16.37	9.57	10.43

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 33,585,879
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 25,553
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$33,585,879
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$25,553
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	69.0%
Money Market Funds	31.0%
Fixed-Income Funds	0.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	53.8%
International Tilts Master Portfolio	6.0%
iShares MSCI Canada ETF	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
BlackRock Tactical Opportunities Fund, Class K	1.5%
BlackRock Advantage Emerging Markets Fund, Class K	1.1%
iShares Russell 2000 ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
BlackRock Diversified Fixed Income Fund, Class K	0.3%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	53.8%
International Tilts Master Portfolio	6.0%
iShares MSCI Canada ETF	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
BlackRock Tactical Opportunities Fund, Class K	1.5%
BlackRock Advantage Emerging Markets Fund, Class K	1.1%
iShares Russell 2000 ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
BlackRock Diversified Fixed Income Fund, Class K	0.3%
(b)Excludes short-term securities.
C000213843 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Investor C Shares
Trading Symbol	LPWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$163(a)	1.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 163	[43]
Expense Ratio, Percent	1.51%	[43]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Investor C Shares returned 15.46%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor C Shares	15.46%	8.33%	9.10%
Investor C Shares (with sales charge)	14.46	8.33	9.10
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Dynamic 2065 Fund Custom Benchmark	16.37	9.57	10.43

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 33,585,879
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 25,553
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$33,585,879
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$25,553
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	69.0%
Money Market Funds	31.0%
Fixed-Income Funds	0.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	53.8%
International Tilts Master Portfolio	6.0%
iShares MSCI Canada ETF	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
BlackRock Tactical Opportunities Fund, Class K	1.5%
BlackRock Advantage Emerging Markets Fund, Class K	1.1%
iShares Russell 2000 ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
BlackRock Diversified Fixed Income Fund, Class K	0.3%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	53.8%
International Tilts Master Portfolio	6.0%
iShares MSCI Canada ETF	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
BlackRock Tactical Opportunities Fund, Class K	1.5%
BlackRock Advantage Emerging Markets Fund, Class K	1.1%
iShares Russell 2000 ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
BlackRock Diversified Fixed Income Fund, Class K	0.3%
(b)Excludes short-term securities.
C000213844 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Class K Shares
Trading Symbol	LPWKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28(a)	0.26%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 28	[44]
Expense Ratio, Percent	0.26%	[44]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class K Shares returned 16.73%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	16.73%	9.65%	10.45%
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Dynamic 2065 Fund Custom Benchmark	16.37	9.57	10.43

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 33,585,879
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 25,553
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$33,585,879
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$25,553
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	69.0%
Money Market Funds	31.0%
Fixed-Income Funds	0.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	53.8%
International Tilts Master Portfolio	6.0%
iShares MSCI Canada ETF	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
BlackRock Tactical Opportunities Fund, Class K	1.5%
BlackRock Advantage Emerging Markets Fund, Class K	1.1%
iShares Russell 2000 ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
BlackRock Diversified Fixed Income Fund, Class K	0.3%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	53.8%
International Tilts Master Portfolio	6.0%
iShares MSCI Canada ETF	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
BlackRock Tactical Opportunities Fund, Class K	1.5%
BlackRock Advantage Emerging Markets Fund, Class K	1.1%
iShares Russell 2000 ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
BlackRock Diversified Fixed Income Fund, Class K	0.3%
(b)Excludes short-term securities.
C000213847 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Class R Shares
Trading Symbol	LPWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$104(a)	0.96%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 104	[45]
Expense Ratio, Percent	0.96%	[45]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2024, the Fund’s Class R Shares returned 16.07%.
  For the same period, the Russell 1000® Index returned 24.51%, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the LifePath Dynamic 2065 Fund Custom Benchmark returned 16.37%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds farthest from retirement, followed by international equities, Tactical Opportunities (a liquid macro strategy), real estate investment trusts (“REITs”), high yield bonds, and U.S. Treasury Inflation Protected Securities (“TIPS”).
U.S. equities were the top contributor in the funds at and near retirement, followed by international equities, investment-grade fixed income, Tactical Opportunities (a liquid macro strategy), U.S. TIPS, REITs, and high yield bonds.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance. The fund’s cash positions had no material impact on performance.
What detracted from performance?
In the funds farthest from retirement, currency pair trades and positioning in investment-grade fixed income slightly detracted from absolute performance.
In the funds at and near retirement, currency pair trades and allocations to global infrastructure stocks were slight detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class R Shares	16.07%	8.92%	9.70%
Russell 1000® Index	24.51	14.28	15.17
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	(0.24)
LifePath Dynamic 2065 Fund Custom Benchmark	16.37	9.57	10.43

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, FTSE Nareit All Equity REIT Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.
Prior to November 1, 2024, the Fund compared its performance to that of a customized weighted index comprised of the Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index, which were representative of the asset classes in which the Fund invested.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 33,585,879
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 25,553
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$33,585,879
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$25,553
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	69.0%
Money Market Funds	31.0%
Fixed-Income Funds	0.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	53.8%
International Tilts Master Portfolio	6.0%
iShares MSCI Canada ETF	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
BlackRock Tactical Opportunities Fund, Class K	1.5%
BlackRock Advantage Emerging Markets Fund, Class K	1.1%
iShares Russell 2000 ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
BlackRock Diversified Fixed Income Fund, Class K	0.3%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	53.8%
International Tilts Master Portfolio	6.0%
iShares MSCI Canada ETF	2.6%
iShares MSCI EAFE Small-Cap ETF	1.9%
BlackRock Tactical Opportunities Fund, Class K	1.5%
BlackRock Advantage Emerging Markets Fund, Class K	1.1%
iShares Russell 2000 ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
BlackRock Diversified Fixed Income Fund, Class K	0.3%
(b)Excludes short-term securities.
C000251825 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Institutional Shares
Trading Symbol	LPYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13(a)(b)	0.49%(b)(c)
(a)	Institutional Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 13	[46],[47]
Expense Ratio, Percent	0.49%	[46],[48]
Net Assets	$ 3,922,144
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 808
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,922,144
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$808
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	88.8%
Money Market Funds	21.9%
Fixed-Income Funds	0.1%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	58.3%
International Tilts Master Portfolio	10.4%
iShares MSCI EAFE Small-Cap ETF	7.8%
BlackRock Advantage Emerging Markets Fund, Class K	5.0%
iShares MSCI Canada ETF	2.8%
iShares Russell 2000 ETF	1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.1%
iShares MSCI USA Value Factor ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	58.3%
International Tilts Master Portfolio	10.4%
iShares MSCI EAFE Small-Cap ETF	7.8%
BlackRock Advantage Emerging Markets Fund, Class K	5.0%
iShares MSCI Canada ETF	2.8%
iShares Russell 2000 ETF	1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.1%
iShares MSCI USA Value Factor ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
(b)Excludes short-term securities.
C000251826 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Investor A Shares
Trading Symbol	LPYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$20(a)(b)	0.75%(b)(c)
(a)	Investor A Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 20	[49],[50]
Expense Ratio, Percent	0.75%	[49],[51]
Net Assets	$ 3,922,144
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 808
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,922,144
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$808
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	88.8%
Money Market Funds	21.9%
Fixed-Income Funds	0.1%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	58.3%
International Tilts Master Portfolio	10.4%
iShares MSCI EAFE Small-Cap ETF	7.8%
BlackRock Advantage Emerging Markets Fund, Class K	5.0%
iShares MSCI Canada ETF	2.8%
iShares Russell 2000 ETF	1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.1%
iShares MSCI USA Value Factor ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	58.3%
International Tilts Master Portfolio	10.4%
iShares MSCI EAFE Small-Cap ETF	7.8%
BlackRock Advantage Emerging Markets Fund, Class K	5.0%
iShares MSCI Canada ETF	2.8%
iShares Russell 2000 ETF	1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.1%
iShares MSCI USA Value Factor ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
(b)Excludes short-term securities.
C000251827 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Investor C Shares
Trading Symbol	LPYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$40(a)(b)	1.49%(b)(c)
(a)	Investor C Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 40	[52],[53]
Expense Ratio, Percent	1.49%	[52],[54]
Net Assets	$ 3,922,144
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 808
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,922,144
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$808
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	88.8%
Money Market Funds	21.9%
Fixed-Income Funds	0.1%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	58.3%
International Tilts Master Portfolio	10.4%
iShares MSCI EAFE Small-Cap ETF	7.8%
BlackRock Advantage Emerging Markets Fund, Class K	5.0%
iShares MSCI Canada ETF	2.8%
iShares Russell 2000 ETF	1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.1%
iShares MSCI USA Value Factor ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	58.3%
International Tilts Master Portfolio	10.4%
iShares MSCI EAFE Small-Cap ETF	7.8%
BlackRock Advantage Emerging Markets Fund, Class K	5.0%
iShares MSCI Canada ETF	2.8%
iShares Russell 2000 ETF	1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.1%
iShares MSCI USA Value Factor ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
(b)Excludes short-term securities.
C000251828 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Class K Shares
Trading Symbol	LPYKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)(b)	0.24%(b)(c)
(a)	Class K Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 6	[55],[56]
Expense Ratio, Percent	0.24%	[56],[57]
Net Assets	$ 3,922,144
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 808
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,922,144
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$808
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	88.8%
Money Market Funds	21.9%
Fixed-Income Funds	0.1%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	58.3%
International Tilts Master Portfolio	10.4%
iShares MSCI EAFE Small-Cap ETF	7.8%
BlackRock Advantage Emerging Markets Fund, Class K	5.0%
iShares MSCI Canada ETF	2.8%
iShares Russell 2000 ETF	1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.1%
iShares MSCI USA Value Factor ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	58.3%
International Tilts Master Portfolio	10.4%
iShares MSCI EAFE Small-Cap ETF	7.8%
BlackRock Advantage Emerging Markets Fund, Class K	5.0%
iShares MSCI Canada ETF	2.8%
iShares Russell 2000 ETF	1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.1%
iShares MSCI USA Value Factor ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
(b)Excludes short-term securities.
C000251824 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Class R Shares
Trading Symbol	LPYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of September 24, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$25(a)(b)	0.94%(b)(c)
(a)	Class R Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 25	[58],[59]
Expense Ratio, Percent	0.94%	[59],[60]
Net Assets	$ 3,922,144
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 808
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,922,144
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$808
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	88.8%
Money Market Funds	21.9%
Fixed-Income Funds	0.1%
Liabilities in Excess of Other Assets	(10.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	58.3%
International Tilts Master Portfolio	10.4%
iShares MSCI EAFE Small-Cap ETF	7.8%
BlackRock Advantage Emerging Markets Fund, Class K	5.0%
iShares MSCI Canada ETF	2.8%
iShares Russell 2000 ETF	1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.1%
iShares MSCI USA Value Factor ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
(a)	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	58.3%
International Tilts Master Portfolio	10.4%
iShares MSCI EAFE Small-Cap ETF	7.8%
BlackRock Advantage Emerging Markets Fund, Class K	5.0%
iShares MSCI Canada ETF	2.8%
iShares Russell 2000 ETF	1.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.1%
iShares MSCI USA Value Factor ETF	1.0%
BlackRock Real Estate Securities Fund	0.5%
iShares MSCI EAFE ETF	0.5%
(b)Excludes short-term securities.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[13]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[14]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[17]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[18]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[19]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[20]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[21]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[22]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[23]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[24]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[25]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[26]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[27]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[28]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[29]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[30]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[31]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[32]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[33]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[34]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[35]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[36]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[37]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[38]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[39]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[40]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[41]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[42]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[43]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[44]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[45]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[46]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[47]	Institutional Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[48]	Annualized.
[49]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[50]	Investor A Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[51]	Annualized.
[52]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[53]	Investor C Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[54]	Annualized.
[55]	Class K Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[56]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[57]	Annualized.
[58]	Class R Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[59]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[60]	Annualized.